Supplement No. 4 dated August 9, 1999
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to    Prospectus dated November 1, 1998

for   State Street Research Athletes Fund
      A series of State Street Research Equity Trust

      Policies for Buying Shares

      The minimum initial investment in the fund has been decreased from $25,000 to $2,500. Also, until December 31, 1999, the minimum initial investment for Individual Retirement Accounts ("IRAs") is $500. Accordingly, the prospectus sections "Policies for Buying Shares - Minimum Initial Investments" and "- Minimum Additional Investments" are revised as set forth below. These minimums may be changed by the distributor without further notice or supplement to this prospectus.

      Minimum Initial Investments:

      o $1,000 for accounts that use the Investamatic program(a)

      o $2,000 for Individual Retirement Accounts(a)

      o $2,500 for all other accounts


      Minimum Additional Investments:

      o $50 for any account


      (a) Except $500 during special promotional periods.


      [State Street Research logo]

      Control Number: (exp1199)SSR-LD                               AT-182G-0899